Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Income Statement Information

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Depreciation expense	$15,019	$14,920	$14,991
Interest costs on debt balances	3,421	2,977	3,269
Capitalized interest costs	(754)	(406)	(442)
Advertising expense	2,438	2,381	2,523

Balance Sheet Information

Balance Sheet Information

	(dollars in millions)
At December 31,	2013	2012
Accounts Payable and Accrued Liabilities
Accounts payable	$4,954	$4,454
Accrued expenses	3,954	4,529
Accrued vacation, salaries and wages	4,790	5,006
Interest payable	1,199	632
Taxes payable	1,556	1,561

	$16,453	$16,182

Other Current Liabilities
Advance billings and customer deposits	$2,829	$3,554
Dividends payable	1,539	1,494
Other	2,296	1,357

	$6,664	$6,405

Cash Flow Information	Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Cash Paid
Interest, net of amounts capitalized	$2,122	$1,971	$2,629